Loans and Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 4,650,363	R$ 3,678,444	R$ 3,188,531	R$ 3,142,383
Loans and financing, percent	100.00%	100.00%
Loans received	R$ 4,650,363	R$ 3,678,444
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		150,572
Loans and financing, percent	4.09%
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 4,650,363	R$ 3,527,872
Loans and financing, percent	100.00%	95.91%
U S D [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		R$ 150,572
Loans and financing, percent	4.09%
T J L P [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,755,556	R$ 1,916,561
Loans and financing, percent	37.75%	52.11%
C D I [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,772,718	R$ 639,555
Loans and financing, percent	38.12%	17.39%
T R [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
I P C Aember [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,099,050	R$ 935,900
Loans and financing, percent	23.63%	25.44%
Without Indexer [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 23,039	R$ 35,856
Loans and financing, percent	0.50%	0.97%